PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - Pension benefit cost - Telkomsel - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp (1,839)	Rp (1,193)
Actuarial gain (losses) recognised in OCI	583	(584)
Return on plan assets (excluding amount included in net interest expense)	68	(54)
Benefits paid by employer	(125)	(131)
Pension benefit obligations at end of year	(1,541)	(1,839)
Until 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			5.00%
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	2,928	2,034
Service costs	213	149
Net interest income (costs)	203	167
Actuarial gain (losses) recognised in OCI	(583)	584
Benefits paid	(27)	(6)
Pension benefit obligations at end of year	2,734	2,928
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(1,089)	(841)
Net interest income (costs)	74	69
Return on plan assets (excluding amount included in net interest expense)	(68)	54
Benefits paid by employer	125	131
Benefits paid	27	6
Pension benefit obligations at end of year	Rp (1,193)	Rp (1,089)